RESTATEMENT (Tables)	12 Months Ended
Feb. 28, 2023
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF RESTATED BALANCE SHEET

As of February 28, 2022
	As Reported	Adjusted	As Restated

Current Assets:
Cash	$180,756	$—	$180,756
Prepaid stock for services	32,208	—	32,208
Total Assets	$212,964	$—	$212,964

Current Liabilities:
Accounts payable	$13,478	$—	$13,478
Total Current Liabilities	13,478	—	13,478

Stockholders’ Equity (Deficit):
Series A preferred stock, $0.01 par value, 1,105,644 shares issued and outstanding	—	11,057	11,057
Common stock, $0.01 par value, 100,000,000 shares authorized; 7,146,202	88,453	(16,991)	71,462
Additional paid-in capital	7,346,701	(1,693,212)	5,653,489
Common shares to be issued	—	1,699,146	1,699,146
Accumulated deficit	(7,193,214)	—	(7,193,214)
Treasury stock, at cost; 39,975 shares of common stock	(42,454)	—	(42,454)
Total Stockholders’ Equity	199,486	—	199,486
Total Liabilities and Stockholders’ Deficit	$212,964	$—	$212,964